Financial Assets Measured At Fair Value Through Profit Or Loss - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary Of Financial Assets At Fair Value Through Profit Or Loss

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Financial assets measured at fair value through profit or loss	23,983	—